Earnings (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and diluted earnings (loss) per share
The following table shows the basic and diluted earnings (loss) per share for the three months ended March 31, 2017 and 2016:

	For the three months ended March 31,
	2017			2016
	Loss	Shares (000)	Per-Share	Loss	Shares (000)	Per-Share
Net loss	$(15,139)			$(16,163)
Amount allocated to common stockholders	100.00%			100.00%
Basic and diluted EPS:
Net loss allocated to common stockholders	$(15,139)	87,254	$(0.17)	$(16,163)	87,040	$(0.19)

The following table shows the basic and diluted earnings (loss) per share for 2016, 2015, and 2014:

	For the year ended December 31, 2016
	Net loss	Shares (000)	Per-Share
Net loss	$(252,415)
Amount allocated to common stockholders	100%
Basic and Diluted EPS:
Net loss allocated to common stockholders	$(252,415)	87,064	$(2.90)

	For the year ended December 31, 2015
	Net loss	Shares (000)	Per-Share
Net loss	$(59,310)
Amount allocated to common stockholders	100%
Basic and Diluted EPS:
Net loss allocated to common stockholders	$(59,310)	87,375	$(0.68)

	For the year ended December 31, 2014
	Net income	Shares (000)	Per-Share
Net income	$126,474
Amount allocated to common stockholders	91.81%
Basic EPS:
Net income allocated to common stockholders	$116,116	88,823	$1.31
Effect of dilutive securities:
Share-based compensation plans		605
Diluted EPS:	$116,116	89,428	$1.30

Antidilutive securities excluded from calculation of diluted EPS

Securities excluded from the calculation of diluted EPS:	Three months ended March 31,
	2017	2016

Stock options	207,716	393,237
Service-based share awards	1,037,320	498,809

Securities excluded from the calculation of diluted EPS:
	2016	2015	2014
Stock options (1)	105,453	356,634	320,553
Service-based share awards (1)	840,402	608,914	—

(1)
In periods when we report a net loss, all share-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their antidilutive effect on earnings (loss) per share.